Share-based Payments - Movements in Number of Restricted Share Units Dependent on Market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on market performance condition [member]
	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	75,645	198,990
Granted		0
Exercised	(16,245)	(123,345)
Ending balance	59,400	75,645	198,990
Exercisable	59,400
Weighted average fair value, Beginning balance	$ 14.10	$ 13.09
Granted
Exercised	13.39	12.62
Weighted average fair value, Ending balance	14.30	14.10	$ 13.09
Exercisable	14.30
Aggregate intrinsic value	5,078,000	$ 5,480,000	$ 7,908,000
Aggregate intrinsic value, exercisable	$ 5,078,000